UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: March 31, 2018

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	March 31, 2018

BrandywineGLOBAL —

DIVERSIFIED US LARGE CAP VALUE FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks long-term capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of BrandywineGLOBAL — Diversified US Large Cap Value Fund for the six-month reporting period ended March 31, 2018. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

Special shareholder notice

Effective December 29, 2017, Legg Mason BW Diversified Large Cap Value Fund was renamed BrandywineGLOBAL — Diversified US Large Cap Value Fund. The change to the Fund’s name was effected as part of a rebranding of Legg Mason funds subadvised by Brandywine Global Investment Management, LLC (“Brandywine Global”). Legg Mason Partners Fund Advisor, LLC continues to serve as the investment manager to the Fund, and Brandywine Global continues to serve as subadviser.

Additionally, effective December 29, 2017, the Fund normally invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, if any, in issuers domiciled, or having their principal activities, in the United States, at the time of investment or other instruments with similar economic characteristics. In addition, the Fund normally invests at least 80% of its net assets in equity securities of large capitalization companies. The Fund’s 80% investment policies may be changed by the Board of Trustees upon 60 days’ prior notice to shareholders.

Neither the name change nor the adoption of the new investment policy is anticipated to materially change the manner in which the Fund is currently managed. For more information, please see the Fund’s prospectus.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is

II	BrandywineGLOBAL — Diversified US Large Cap Value Fund

through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 27, 2018

BrandywineGLOBAL — Diversified US Large Cap Value Fund	III

Investment commentary

Economic review

Economic activity in the U.S. was somewhat mixed during the six months ended March 31, 2018 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that third and fourth quarter 2017 U.S. gross domestic product (“GDP”)i growth was 3.2% and 2.9%, respectively. Finally, the U.S. Department of Commerce’s initial reading for first quarter 2018 GDP growth — released after the reporting period ended — was 2.3%. Moderating GDP growth in the first quarter reflected decelerations in personal consumption expenditures (“PCE”), residential fixed investment, exports and state and local government spending. These movements were partly offset by an upturn in private inventory investment.

Job growth in the U.S. was solid overall and supported the economy during the reporting period. When the reporting period ended on March 31, 2018, the unemployment rate was 4.1%, as reported by the U.S. Department of Labor. This equaled the lowest unemployment rate since December 2000. The percentage of longer-term unemployed declined during the reporting period. In March 2018, 20.3% of Americans looking for a job had been out of work for more than six months, versus 24.8% when the period began.

IV	BrandywineGLOBAL — Diversified US Large Cap Value Fund

Market review

Q. How did the Federal Reserve Board (the “Fed”)ii respond to the economic environment?

A. The Fed increased the federal funds rateiii twice during the reporting period. Looking back, at its meeting that concluded on September 20, 2017 — before the reporting period began — the Fed kept rates on hold, but reiterated its intention to begin reducing its balance sheet, saying, “In October, the Committee will initiate the balance sheet normalization program….” At its meeting that ended on December 13, 2017, the Fed raised rates to a range between 1.25% and 1.50%. As expected, the Fed kept rates on hold at its meeting that concluded on January 31, 2018. However, at its meeting that ended on March 21, 2018, the Fed again raised the federal funds rate, moving it to a range between 1.50% and 1.75%.

Q. What factors impacted the U.S. stock market during the reporting period?

A. Despite a weak finish, the U.S. stock market posted solid results during the reporting period. The market moved higher during the first four months of the period and reached several new all-time highs. This was driven by overall solid corporate profits, signs of improving economic growth, expectations for a rollback for certain government regulations and, in December 2017, the signing of the U.S. tax reform bill. However, the market gave back a portion of its gains in February and March 2018. This occurred given concerns that the Fed may raise interest rates more aggressively than previously expected. In addition, there were fears of a global trade war and several high profile issues in the technology industry. All told, for the six months ended March 31, 2018, the S&P 500 Indexiv gained 5.84%.

Looking at the U.S. stock market more closely, large-cap stocks, as measured by the Russell 1000 Indexv, generated the strongest returns, as it gained 5.85% over the reporting period. In contrast, mid-cap stocks, as measured by the Russell Midcap Indexvi, returned 5.58%, whereas small-cap stocks, as measured by the Russell 2000 Indexvii, generated the weakest relative results, gaining 3.25%. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthviii and Russell 3000 Valueix Indices, returned 9.20% and 2.11%, respectively, during the six months ended March 31, 2018.

Performance review

For the six months ended March 31, 2018, Class A shares of BrandywineGLOBAL — Diversified US Large Cap Value Fund, excluding sales charges, returned 4.47%. The Fund’s unmanaged benchmark, the Russell 1000 Value Indexx, returned 2.34% for the same period. The Lipper Large-Cap Value Funds Category Average1 returned 3.23% over the same time frame.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended March 31, 2018, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 507 funds in the Fund’s Lipper category, and excluding sales charges, if any.

BrandywineGLOBAL — Diversified US Large Cap Value Fund	V

Investment commentary (cont’d)

Performance Snapshot as of March 31, 2018 (unaudited)
(excluding sales charges)	6 months
BrandywineGLOBAL — Diversified US Large Cap Value Fund:
Class A	4.47%
Class A2	4.42%
Class C	4.08%
Class R	4.39%
Class I	4.66%
Class IS	4.74%
Russell 1000 Value Index	2.34%
Lipper Large-Cap Value Funds Category Average	3.23%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated February 1, 2018, the gross total annual fund operating expense ratios for Class A, Class A2, Class C, Class R, Class I and Class IS shares were 1.09%, 1.18%, 1.82%, 1.36%, 0.81% and 0.71%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.80% for Class I shares and 0.70% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. The manager currently intends to voluntarily waive fees and/or reimburse operating expenses, other than interest brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses, so that the ratio of total annual fund operating expenses to average net assets will not exceed 1.35% for Class R shares. This expense limitation arrangement is expected to continue until December 31, 2019, but may be terminated at any time by the manager. Total annual fund operating expenses exceed the respective expense limitation arrangements for Class I, Class IS and Class R as a result of acquired fund fees and expenses.

VI	BrandywineGLOBAL — Diversified US Large Cap Value Fund

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 27, 2018

RISKS: Equity securities are subject to market and price fluctuations. Large capitalization companies may fall out of favor with investors based on market and economic conditions. In return for the relative stability and low volatility of large capitalization companies, the Fund’s value may not rise as much as the value of funds that invest in companies with smaller market capitalization. In addition, the value approach to investing involves the risk that stocks may remain undervalued. Value stocks may underperform the overall equity market while the market concentrates on growth stocks. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

BrandywineGLOBAL — Diversified US Large Cap Value Fund	VII

Investment commentary (cont’d)

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

[v]

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

vi

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies.

vii

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

viii

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

ix

The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

[x]

The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values.

VIII	BrandywineGLOBAL — Diversified US Large Cap Value Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of March 31, 2018 and September 30, 2017. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2018 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2017 and held for the six months ended March 31, 2018.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	4.47%	$1,000.00	$1,044.70	1.09%	$5.56	Class A	5.00%	$1,000.00	$1,019.50	1.09%	$5.49
Class A2	4.42	1,000.00	1,044.20	1.26	6.42	Class A2	5.00	1,000.00	1,018.65	1.26	6.34
Class C	4.08	1,000.00	1,040.80	1.82	9.26	Class C	5.00	1,000.00	1,015.86	1.82	9.15
Class R	4.39	1,000.00	1,043.90	1.34	6.83	Class R	5.00	1,000.00	1,018.25	1.34	6.74
Class I	4.66	1,000.00	1,046.60	0.78	3.98	Class I	5.00	1,000.00	1,021.04	0.78	3.93
Class IS	4.74	1,000.00	1,047.40	0.70	3.57	Class IS	5.00	1,000.00	1,021.44	0.70	3.53

2	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2018 Semi-Annual Report

[1]	For the six months ended March 31, 2018.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A and Class A2 shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2018 Semi-Annual Report	3

Schedule of investments (unaudited)

March 31, 2018

BrandywineGLOBAL — Diversified US Large Cap Value Fund

Security	Shares	Value
Common Stocks — 99.4%
Consumer Discretionary — 12.3%
Auto Components — 0.6%
Aptiv PLC	25,300	$2,149,741
BorgWarner Inc.	21,100	1,059,853
Gentex Corp.	27,500	633,050
Lear Corp.	6,828	1,270,622
Total Auto Components		5,113,266
Automobiles — 1.2%
Ford Motor Co.	391,200	4,334,496
General Motors Co.	141,505	5,142,292
Thor Industries Inc.	5,100	587,367
Total Automobiles		10,064,155
Distributors — 0.1%
Genuine Parts Co.	11,500	1,033,160
Hotels, Restaurants & Leisure — 1.1%
Carnival Corp.	53,565	3,512,793
Darden Restaurants Inc.	9,700	826,925
Hyatt Hotels Corp., Class A Shares	3,689	281,323
Norwegian Cruise Line Holdings Ltd.	21,300	1,128,261	*
Royal Caribbean Cruises Ltd.	21,400	2,519,636
Wyndham Worldwide Corp.	9,793	1,120,613
Total Hotels, Restaurants & Leisure		9,389,551
Household Durables — 0.6%
Garmin Ltd.	18,000	1,060,740
Mohawk Industries Inc.	7,500	1,741,650	*
NVR Inc.	360	1,008,000	*
PulteGroup Inc.	29,675	875,116
Toll Brothers Inc.	15,400	666,050
Total Household Durables		5,351,556
Leisure Products — 0.1%
Brunswick Corp.	8,900	528,571
Media — 5.0%
Comcast Corp., Class A Shares	420,200	14,358,234
Interpublic Group of Cos. Inc.	38,700	891,261
Madison Square Garden Co., Class A Shares	1,900	467,020	*
News Corp., Class A Shares	38,510	608,458
Time Warner Inc.	117,890	11,150,036
Walt Disney Co.	146,900	14,754,636
Total Media		42,229,645

See Notes to Financial Statements.

4	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2018 Semi-Annual Report

BrandywineGLOBAL — Diversified US Large Cap Value Fund

Security	Shares	Value
Multiline Retail — 1.0%
Dollar General Corp.	24,700	$2,310,685
Kohl’s Corp.	15,200	995,752
Macy’s Inc.	23,800	707,812
Nordstrom Inc.	16,600	803,606
Target Corp.	54,500	3,783,935
Total Multiline Retail		8,601,790
Specialty Retail — 2.2%
AutoNation Inc.	7,500	350,850	*
AutoZone Inc.	2,700	1,751,463	*
Best Buy Co. Inc.	29,300	2,050,707
CarMax Inc.	18,100	1,121,114	*
Foot Locker Inc.	9,500	432,630
Gap Inc.	39,000	1,216,800
Lowe’s Cos. Inc.	75,100	6,590,025
TJX Cos. Inc.	51,800	4,224,808
Tractor Supply Co.	12,600	794,052
Williams-Sonoma Inc.	8,300	437,908
Total Specialty Retail		18,970,357
Textiles, Apparel & Luxury Goods — 0.4%
Carter’s Inc.	4,300	447,630
Hanesbrands Inc.	32,900	606,018
Michael Kors Holdings Ltd.	10,200	633,216	*
PVH Corp.	7,800	1,181,154
Ralph Lauren Corp.	5,600	626,080
Total Textiles, Apparel & Luxury Goods		3,494,098
Total Consumer Discretionary		104,776,149
Consumer Staples — 2.5%
Food & Staples Retailing — 1.7%
Kroger Co.	72,200	1,728,468
Walmart Inc.	142,100	12,642,637
Total Food & Staples Retailing		14,371,105
Food Products — 0.8%
Archer-Daniels-Midland Co.	56,000	2,428,720
Conagra Brands Inc.	31,300	1,154,344
Ingredion Inc.	6,400	825,088
J.M. Smucker Co.	11,400	1,413,714
Pilgrim’s Pride Corp.	24,900	612,789	*
Total Food Products		6,434,655
Total Consumer Staples		20,805,760

See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2018 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

March 31, 2018

BrandywineGLOBAL — Diversified US Large Cap Value Fund

Security	Shares	Value
Energy — 5.6%
Energy Equipment & Services — 0.2%
Helmerich & Payne Inc.	11,000	$732,160
National-Oilwell Varco Inc.	38,200	1,406,142
Total Energy Equipment & Services		2,138,302
Oil, Gas & Consumable Fuels — 5.4%
Chevron Corp.	178,000	20,299,120
ConocoPhillips	116,100	6,883,569
Devon Energy Corp.	41,100	1,306,569
Energen Corp.	9,900	622,314	*
Hess Corp.	31,600	1,599,592
HollyFrontier Corp.	16,300	796,418
Marathon Oil Corp.	85,200	1,374,276
Marathon Petroleum Corp.	49,500	3,618,945
Murphy Oil Corp.	14,300	369,512
Phillips 66	49,608	4,758,399
Valero Energy Corp.	42,200	3,914,894
Total Oil, Gas & Consumable Fuels		45,543,608
Total Energy		47,681,910
Exchange-Traded Funds — 1.0%
iShares Trust — iShares Russell 1000 Value Index Fund	71,100	8,529,156
Financials — 29.6%
Banks — 14.8%
BB&T Corp.	78,100	4,064,324
BOK Financial Corp.	6,521	645,514
CIT Group Inc.	13,200	679,800
Citigroup Inc.	258,257	17,432,347
Citizens Financial Group Inc.	48,900	2,052,822
Comerica Inc.	14,735	1,413,529
Commerce Bancshares Inc.	8,817	528,226
Cullen/Frost Bankers Inc.	6,400	678,848
East-West Bancorp Inc.	14,528	908,581
Fifth Third Bancorp	70,725	2,245,519
Huntington Bancshares Inc.	107,600	1,624,760
Investors Bancorp Inc.	27,600	376,464
JPMorgan Chase & Co.	347,898	38,258,343
KeyCorp	106,400	2,080,120
M&T Bank Corp.	15,000	2,765,400
PNC Financial Services Group Inc.	47,381	7,165,902
Prosperity Bancshares Inc.	7,000	508,410

See Notes to Financial Statements.

6	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2018 Semi-Annual Report

BrandywineGLOBAL — Diversified US Large Cap Value Fund

Security	Shares	Value
Banks — continued
Regions Financial Corp.	113,751	$2,113,494
SunTrust Banks Inc.	46,969	3,195,771
Synovus Financial Corp.	11,600	579,304
U.S. Bancorp	165,619	8,363,760
Webster Financial Corp.	9,300	515,220
Wells Fargo & Co.	490,200	25,691,382
Western Alliance Bancorp	8,700	505,557	*
Zions Bancorp	19,700	1,038,781
Total Banks		125,432,178
Capital Markets — 5.0%
Ameriprise Financial Inc.	15,965	2,361,862
Bank of New York Mellon Corp.	101,732	5,242,250
E*TRADE Financial Corp.	25,865	1,433,180	*
Franklin Resources Inc.	53,000	1,838,040
Goldman Sachs Group Inc.	38,230	9,628,608
Invesco Ltd.	38,250	1,224,382
Lazard Ltd., Class A Shares	13,100	688,536
Morgan Stanley	181,200	9,777,552
Nasdaq Inc.	13,363	1,152,158
Northern Trust Corp.	19,245	1,984,737
Raymond James Financial Inc.	12,200	1,090,802
State Street Corp.	36,936	3,683,627
T. Rowe Price Group Inc.	22,400	2,418,528
Total Capital Markets		42,524,262
Consumer Finance — 2.3%
Ally Financial Inc.	43,600	1,183,740
American Express Co.	87,490	8,161,067
Capital One Financial Corp.	45,368	4,347,162
Credit Acceptance Corp.	1,300	429,533	*
Discover Financial Services	39,528	2,843,249
Santander Consumer USA Holdings Inc.	36,100	588,430
Synchrony Financial	76,234	2,556,126
Total Consumer Finance		20,109,307
Diversified Financial Services — 0.2%
Leucadia National Corp.	35,700	811,461
Voya Financial Inc.	17,600	888,800
Total Diversified Financial Services		1,700,261

See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2018 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

March 31, 2018

BrandywineGLOBAL — Diversified US Large Cap Value Fund

Security	Shares	Value
Insurance — 7.2%
AFLAC Inc.	78,076	$3,416,606
Alleghany Corp.	1,700	1,044,548
Allstate Corp.	37,985	3,600,978
American Financial Group Inc.	16,630	1,866,219
American International Group Inc.	119,891	6,524,468
Athene Holding Ltd., Class A Shares	14,300	683,683	*
Chubb Ltd.	46,600	6,373,482
Cincinnati Financial Corp.	16,377	1,216,156
Everest Re Group Ltd.	3,200	821,824
FNF Group	23,400	936,468
Hartford Financial Services Group Inc.	35,827	1,845,807
Lincoln National Corp.	21,900	1,600,014
Loews Corp.	32,958	1,639,001
Markel Corp.	1,456	1,703,884	*
MetLife Inc.	105,514	4,842,037
Old Republic International Corp.	24,800	531,960
Principal Financial Group Inc.	26,941	1,640,976
Prudential Financial Inc.	42,485	4,399,322
Reinsurance Group of America Inc.	6,828	1,051,512
RenaissanceRe Holdings Ltd.	3,100	429,381
Torchmark Corp.	28,545	2,402,633
Travelers Cos. Inc.	62,986	8,746,236
Unum Group	22,155	1,054,800
W.R. Berkley Corp.	12,282	892,901
Willis Towers Watson PLC	13,400	2,039,346
Total Insurance		61,304,242
Thrifts & Mortgage Finance — 0.1%
New York Community Bancorp Inc.	48,900	637,167
Total Financials		251,707,417
Health Care — 14.9%
Biotechnology — 4.6%
AbbVie Inc.	123,800	11,717,670
Amgen Inc.	67,243	11,463,587
Biogen Inc.	21,200	5,804,984	*
Gilead Sciences Inc.	131,100	9,883,629
Total Biotechnology		38,869,870
Health Care Providers & Services — 3.6%
Aetna Inc.	31,155	5,265,195
AmerisourceBergen Corp.	15,100	1,301,771

See Notes to Financial Statements.

8	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2018 Semi-Annual Report

BrandywineGLOBAL — Diversified US Large Cap Value Fund

Security	Shares	Value
Health Care Providers & Services — continued
Anthem Inc.	25,627	$5,630,252
CIGNA Corp.	24,400	4,092,856
DaVita Inc.	18,400	1,213,296	*
Express Scripts Holding Co.	56,800	3,923,744	*
HCA Healthcare Inc.	35,050	3,399,850
Laboratory Corporation of America Holdings	10,200	1,649,850	*
McKesson Corp.	18,700	2,634,269
Mednax Inc.	9,500	528,485	*
Quest Diagnostics Inc.	12,528	1,256,558
Total Health Care Providers & Services		30,896,126
Pharmaceuticals — 6.7%
Johnson & Johnson	252,932	32,413,236
Mylan NV	53,800	2,214,946	*
Perrigo Co. PLC	14,300	1,191,762
Pfizer Inc.	596,782	21,179,793
Total Pharmaceuticals		56,999,737
Total Health Care		126,765,733
Industrials — 8.0%
Aerospace & Defense — 1.4%
Spirit AeroSystems Holdings Inc., Class A Shares	11,500	962,550
Textron Inc.	25,185	1,485,160
United Technologies Corp.	75,299	9,474,120
Total Aerospace & Defense		11,921,830
Air Freight & Logistics — 1.4%
FedEx Corp.	20,800	4,994,288
United Parcel Service Inc., Class B Shares	69,100	7,232,006
Total Air Freight & Logistics		12,226,294
Airlines — 1.2%
American Airlines Group Inc.	47,400	2,462,904
Delta Air Lines Inc.	71,000	3,891,510
JetBlue Airways Corp.	28,900	587,248	*
Southwest Airlines Co.	58,972	3,377,916
Total Airlines		10,319,578
Building Products — 0.1%
Owens Corning	11,302	908,681
Electrical Equipment — 0.5%
Eaton Corp. PLC	44,192	3,531,383
Hubbell Inc.	4,600	560,188
Total Electrical Equipment		4,091,571

See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2018 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

March 31, 2018

BrandywineGLOBAL — Diversified US Large Cap Value Fund

Security	Shares	Value
Industrial Conglomerates — 1.3%
Carlisle Cos. Inc.	6,200	$647,342
Honeywell International Inc.	71,679	10,358,332
Total Industrial Conglomerates		11,005,674
Machinery — 1.3%
AGCO Corp.	8,073	523,534
Allison Transmission Holdings Inc.	14,200	554,652
Cummins Inc.	16,500	2,674,485
Ingersoll-Rand PLC	25,013	2,138,861
Oshkosh Corp.	7,500	579,525
PACCAR Inc.	35,283	2,334,676
Pentair PLC	14,444	984,070
Snap-on Inc.	5,800	855,732
Trinity Industries Inc.	13,800	450,294
Total Machinery		11,095,829
Professional Services — 0.1%
Manpowergroup Inc.	6,600	759,660
Road & Rail — 0.5%
AMERCO	1,900	655,690
Kansas City Southern	8,500	933,725
Norfolk Southern Corp.	17,800	2,416,884
Total Road & Rail		4,006,299
Trading Companies & Distributors — 0.2%
United Rentals Inc.	8,100	1,399,113	*
Total Industrials		67,734,529
Information Technology — 17.7%
Communications Equipment — 2.6%
ARRIS International PLC	16,800	446,376	*
Cisco Systems Inc.	469,353	20,130,550
Motorola Solutions Inc.	15,300	1,611,090
Total Communications Equipment		22,188,016
Electronic Equipment, Instruments & Components — 0.7%
Arrow Electronics Inc.	8,865	682,782	*
Avnet Inc.	12,100	505,296
CDW Corp.	15,000	1,054,650
Corning Inc.	118,444	3,302,219
SYNNEX Corp.	2,600	307,840
Total Electronic Equipment, Instruments & Components		5,852,787

See Notes to Financial Statements.

10	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2018 Semi-Annual Report

BrandywineGLOBAL — Diversified US Large Cap Value Fund

Security	Shares	Value
IT Services — 2.0%
Alliance Data Systems Corp.	5,600	$1,192,016
Booz Allen Hamilton Holding Corp.	13,200	511,104
International Business Machines Corp.	92,869	14,248,891
Western Union Co.	46,066	885,849
Total IT Services		16,837,860
Semiconductors & Semiconductor Equipment — 4.6%
Applied Materials Inc.	93,700	5,210,657
Intel Corp.	469,156	24,433,644
KLA-Tencor Corp.	15,700	1,711,457
Lam Research Corp.	16,300	3,311,508
Marvell Technology Group Ltd.	47,100	989,100
Qorvo Inc.	12,000	845,400	*
Skyworks Solutions Inc.	18,300	1,834,758
Teradyne Inc.	19,600	895,916
Total Semiconductors & Semiconductor Equipment		39,232,440
Software — 2.3%
CA Inc.	41,959	1,422,410
Oracle Corp.	385,892	17,654,559
Total Software		19,076,969
Technology Hardware, Storage & Peripherals — 5.5%
Apple Inc.	242,294	40,652,087
Hewlett Packard Enterprise Co.	121,200	2,125,848
HP Inc.	164,900	3,614,608
Xerox Corp.	23,775	684,245
Total Technology Hardware, Storage & Peripherals		47,076,788
Total Information Technology		150,264,860
Materials — 2.8%
Chemicals — 1.7%
Ashland Global Holdings Inc.	5,400	376,866
Celanese Corp., Series A Shares	13,700	1,372,877
Chemours Co.	18,400	896,264
Eastman Chemical Co.	14,414	1,521,830
Huntsman Corp.	21,700	634,725
LyondellBasell Industries NV, Class A Shares	45,778	4,837,819
PPG Industries Inc.	25,000	2,790,000
RPM International Inc.	11,500	548,205
Westlake Chemical Corp.	12,200	1,356,030
Total Chemicals		14,334,616

See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2018 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

March 31, 2018

BrandywineGLOBAL — Diversified US Large Cap Value Fund

Security	Shares	Value
Containers & Packaging — 0.5%
Crown Holdings Inc.	12,846	$651,934	*
International Paper Co.	38,707	2,068,115
Packaging Corp. of America	8,600	969,220
Sonoco Products Co.	9,365	454,203
Total Containers & Packaging		4,143,472
Metals & Mining — 0.6%
Newmont Mining Corp.	33,500	1,308,845
Nucor Corp.	31,842	1,945,228
Reliance Steel & Aluminum Co.	7,307	626,502
Steel Dynamics Inc.	23,700	1,048,014
Total Metals & Mining		4,928,589
Total Materials		23,406,677
Real Estate — 0.1%
Real Estate Management & Development — 0.1%
Jones Lang LaSalle Inc.	4,600	803,344
Telecommunication Services — 2.3%
Diversified Telecommunication Services — 2.3%
Verizon Communications Inc.	408,700	19,544,034
Utilities — 2.6%
Electric Utilities — 1.6%
American Electric Power Co. Inc.	46,231	3,170,984
Duke Energy Corp.	55,949	4,334,369
Entergy Corp.	16,800	1,323,504
Eversource Energy	29,814	1,756,641
Pinnacle West Capital Corp.	10,513	838,937
Westar Energy Inc.	12,800	673,152
Xcel Energy Inc.	44,089	2,005,168
Total Electric Utilities		14,102,755
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	54,200	616,254
Multi-Utilities — 0.9%
Ameren Corp.	24,242	1,372,825
DTE Energy Co.	16,825	1,756,530
Public Service Enterprise Group Inc.	50,592	2,541,742
WEC Energy Group Inc.	31,600	1,981,320
Total Multi-Utilities		7,652,417
Total Utilities		22,371,426
Total Investments before Short-Term Investments (Cost — $624,634,461)		844,390,995

See Notes to Financial Statements.

12	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2018 Semi-Annual Report

BrandywineGLOBAL — Diversified US Large Cap Value Fund

Security	Rate	Shares	Value
Short-Term Investments — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost — $5,299,149)	1.615%	5,299,149	$5,299,149
Total Investments — 100.0% (Cost — $629,933,610)			849,690,144
Liabilities in Excess of Other Assets — (0.0)%			(388,245)
Total Net Assets — 100.0%			$849,301,899

*	Non-income producing security.

See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2018 Semi-Annual Report	13

Statement of assets and liabilities (unaudited)

March 31, 2018

Assets:
Investments, at value (Cost — $629,933,610)	$849,690,144
Cash	172,849
Receivable for securities sold	22,626,077
Dividends and interest receivable	651,649
Receivable for Fund shares sold	410,651
Prepaid expenses	59,236
Total Assets	873,610,606

Liabilities:
Payable for securities purchased	23,470,003
Investment management fee payable	482,811
Payable for Fund shares repurchased	234,561
Trustees’ fees payable	10,920
Service and/or distribution fees payable	5,863
Accrued expenses	104,549
Total Liabilities	24,308,707
Total Net Assets	$849,301,899

Net Assets:
Par value (Note 7)	$417
Paid-in capital in excess of par value	587,490,796
Undistributed net investment income	3,406,637
Accumulated net realized gain on investments	38,647,515
Net unrealized appreciation on investments	219,756,534
Total Net Assets	$849,301,899

See Notes to Financial Statements.

14	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2018 Semi-Annual Report

Net Assets:
Class A	$2,005,916
Class A2	$24,029,444
Class C	$278,506
Class R	$50,434
Class I	$16,061,846
Class IS	$806,875,753

Shares Outstanding:
Class A	98,509
Class A2	1,192,461
Class C	13,847
Class R	2,479
Class I	788,977
Class IS	39,599,886

Net Asset Value:
Class A (and redemption price)	$20.36
Class A2 (and redemption price)	$20.15
Class C*	$20.11
Class R (and redemption price)	$20.34
Class I (and redemption price)	$20.36
Class IS (and redemption price)	$20.38
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$21.60
Class A2 (based on maximum initial sales charge of 5.75%)	$21.38

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2018 Semi-Annual Report	15

Statement of operations (unaudited)

For the Six Months Ended March 31, 2018

Investment Income:
Dividends	$9,779,171
Interest	29,777
Total Investment Income	9,808,948

Expenses:
Investment management fee (Note 2)	2,997,210
Trustees’ fees	56,571
Registration fees	49,012
Legal fees	44,126
Fund accounting fees	38,670
Service and/or distribution fees (Notes 2 and 5)	33,673
Transfer agent fees (Note 5)	27,427
Fees recaptured by investment manager (Note 2)	24,844
Shareholder reports	20,192
Audit and tax fees	17,392
Insurance	5,857
Custody fees	4,676
Interest expense	1,833
Miscellaneous expenses	6,198
Total Expenses	3,327,681
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(169,454)
Net Expenses	3,158,227
Net Investment Income	6,650,721

Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
Net Realized Gain From Investment Transactions	44,987,585
Change in Net Unrealized Appreciation (Depreciation) From Investments	(11,804,046)
Net Gain on Investments	33,183,539
Increase in Net Assets From Operations	$39,834,260

See Notes to Financial Statements.

16	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2018 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended March 31, 2018 (unaudited) and the Year Ended September 30, 2017	2018	2017

Operations:
Net investment income	$6,650,721	$15,218,864
Net realized gain	44,987,585	51,209,072
Change in net unrealized appreciation (depreciation)	(11,804,046)	100,306,439
Increase in Net Assets From Operations	39,834,260	166,734,375

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(15,147,314)	(15,000,010)
Net realized gains	(52,300,135)	(43,780,225)
Decrease in Net Assets From Distributions to Shareholders	(67,447,449)	(58,780,235)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	97,467,355	81,091,072
Reinvestment of distributions	67,137,051	58,571,206
Cost of shares repurchased	(126,037,199)	(263,952,603)
Increase (Decrease) in Net Assets From Fund Share Transactions	38,567,207	(124,290,325)
Increase (Decrease) in Net Assets	10,954,018	(16,336,185)

Net Assets:
Beginning of period	838,347,881	854,684,066
End of period*	$849,301,899	$838,347,881
*Includes undistributed net investment income of:	$3,406,637	$11,903,230

See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2018 Semi-Annual Report	17

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A Shares[1]	2018[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$21.07	$18.64	$17.88	$20.30	$18.11	$16.13

Income (loss) from operations:
Net investment income	0.12	0.27	0.27	0.24	0.21	0.22
Net realized and unrealized gain (loss)	0.84	3.40	1.62	(0.92)	3.05	2.62
Total income (loss) from operations	0.96	3.67	1.89	(0.68)	3.26	2.84

Less distributions from:
Net investment income	(0.32)	(0.26)	(0.23)	(0.21)	(0.20)	(0.30)
Net realized gains	(1.35)	(0.98)	(0.90)	(1.53)	(0.87)	(0.56)
Total distributions	(1.67)	(1.24)	(1.13)	(1.74)	(1.07)	(0.86)

Net asset value, end of period	$20.36	$21.07	$18.64	$17.88	$20.30	$18.11
Total return[3]	4.47%	20.54%	10.85%	(3.89)%	18.70%	18.62%

Net assets, end of period (000s)	$2,006	$1,096	$1,194	$1,290	$2,709	$3,093

Ratios to average net assets:
Gross expenses	1.12%[4,5]	1.18%[5]	1.19%[5]	1.22%[5]	1.36%	1.45%
Net expenses[6,7,8]	1.09 [4,5]	1.08 [5]	1.09 [5]	1.10 [5]	1.10	1.10
Net investment income	1.17 [4]	1.39	1.51	1.21	1.11	1.30

Portfolio turnover rate	25%	38%	58%	67%[9]	47%	53%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2018 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. Prior to August 3, 2015, the expense limitation was 1.30%.

[8]

As a result of a voluntary expense limitation arrangement, effective July 1, 2012, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.10%. This expense limitation arrangement is expected to continue until December 31, 2019, but may be terminated at any time by the manager.

[9]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

18	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2018 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A2 Shares[1]	2018[2]	2017	2016	2015	2014	2013[3]

Net asset value, beginning of period	$20.87	$18.49	$17.79	$20.23	$18.07	$15.96

Income (loss) from operations:
Net investment income	0.10	0.24	0.25	0.21	0.19	0.17
Net realized and unrealized gain (loss)	0.84	3.38	1.60	(0.93)	3.03	2.82
Total income (loss) from operations	0.94	3.62	1.85	(0.72)	3.22	2.99

Less distributions from:
Net investment income	(0.31)	(0.26)	(0.25)	(0.19)	(0.19)	(0.32)
Net realized gains	(1.35)	(0.98)	(0.90)	(1.53)	(0.87)	(0.56)
Total distributions	(1.66)	(1.24)	(1.15)	(1.72)	(1.06)	(0.88)

Net asset value, end of period	$20.15	$20.87	$18.49	$17.79	$20.23	$18.07
Total return[4]	4.42%	20.38%	10.67%	(4.09)%	18.48%	19.77%

Net assets, end of period (000s)	$24,029	$21,506	$14,852	$9,726	$4,616	$1,276

Ratios to average net assets:
Gross expenses	1.30%[5,6]	1.32%[6]	1.33%[6]	1.32%[6]	1.59%	1.26%[5]
Net expenses[7,8,9]	1.26 [5,6]	1.21 [6]	1.22 [6]	1.30 [6]	1.30	1.26 [5]
Net investment income	0.97 [5]	1.24	1.39	1.09	0.95	1.08 [5]

Portfolio turnover rate	25%	38%	58%	67%[10]	47%	53%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2018 (unaudited).

[3]	For the period October 31, 2012 (inception date) to September 30, 2013.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of fees waived/reimbursed from prior fiscal years.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A2 shares did not exceed 1.35%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. Prior to August 3, 2015, the expense limitation was 1.50%.

[9]

As a result of a voluntary expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A2 shares did not exceed 1.30%. This expense limitation arrangement is expected to continue until December 31, 2019, but may be terminated at any time by the manager.

[10]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2018 Semi-Annual Report	19

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class C Shares[1]	2018[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$20.79	$18.36	$17.75	$20.23	$17.99	$16.00

Income (loss) from operations:
Net investment income	0.04	0.13	0.14	0.09	0.08	0.10
Net realized and unrealized gain (loss)	0.83	3.36	1.59	(0.92)	3.03	2.61
Total income (loss) from operations	0.87	3.49	1.73	(0.83)	3.11	2.71

Less distributions from:
Net investment income	(0.20)	(0.08)	(0.22)	(0.12)	—	(0.16)
Net realized gains	(1.35)	(0.98)	(0.90)	(1.53)	(0.87)	(0.56)
Total distributions	(1.55)	(1.06)	(1.12)	(1.65)	(0.87)	(0.72)

Net asset value, end of period	$20.11	$20.79	$18.36	$17.75	$20.23	$17.99
Total return[3]	4.08%	19.70%	10.04%	(4.72)%	17.82%	17.77%

Net assets, end of period (000s)	$279	$586	$347	$179	$653	$204

Ratios to average net assets:
Gross expenses	2.10%[4,5]	1.98%[5]	1.94%[5]	1.99%[5]	2.13%	2.17%
Net expenses[6,7,8]	1.82 [4,5]	1.81 [5]	1.84 [5]	1.85 [5]	1.85	1.85
Net investment income	0.39 [4]	0.64	0.81	0.47	0.41	0.61

Portfolio turnover rate	25%	38%	58%	67%[9]	47%	53%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2018 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. Prior to August 3, 2015, the expense limitation was 2.05%.

[8]

As a result of a voluntary expense limitation arrangement, effective July 1, 2012, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.85%. This expense limitation arrangement is expected to continue until December 31, 2019, but may be terminated at any time by the manager.

[9]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

20	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2018 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class R Shares[1]	2018[2]	2017	2016	2015	2014[3]

Net asset value, beginning of period	$21.01	$18.60	$17.86	$20.27	$18.13

Income (loss) from operations:
Net investment income	0.09	0.22	0.22	0.20	0.13
Net realized and unrealized gain (loss)	0.85	3.39	1.63	(0.93)	2.01
Total income (loss) from operations	0.94	3.61	1.85	(0.73)	2.14

Less distributions from:
Net investment income	(0.26)	(0.22)	(0.21)	(0.15)	—
Net realized gains	(1.35)	(0.98)	(0.90)	(1.53)	—
Total distributions	(1.61)	(1.20)	(1.11)	(1.68)	—

Net asset value, end of period	$20.34	$21.01	$18.60	$17.86	$20.27
Total return[4]	4.39%	20.18%	10.61%	(4.16)%	11.80%

Net assets, end of period (000s)	$50	$14	$12	$11	$11

Ratios to average net assets:
Gross expenses	1.37%[5,6]	1.45%	1.51%	1.45%[6]	1.50%[5]
Net expenses[7,8,9]	1.34 [5,6]	1.35	1.34	1.35 [6]	1.35 [5]
Net investment income	0.83 [5]	1.10	1.25	1.01	1.02 [5]

Portfolio turnover rate	25%	38%	58%	67%[10]	47%[11]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2018 (unaudited).

[3]	For the period January 31, 2014 (inception date) to September 30, 2014.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.40%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. Prior to August 3, 2015, the expense limitation was 1.55%.

[9]

As a result of a voluntary expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.35%. This expense limitation arrangement is expected to continue until December 31, 2019, but may be terminated at any time by the manager.

[10]	Excludes securities delivered as a result of a redemption in-kind.

[11]	For the year ended September 30, 2014.

See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2018 Semi-Annual Report	21

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class I Shares[1]	2018[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$21.10	$18.67	$17.92	$20.34	$18.13	$16.13

Income (loss) from operations:
Net investment income	0.17	0.33	0.33	0.29	0.26	0.27
Net realized and unrealized gain (loss)	0.82	3.40	1.63	(0.93)	3.06	2.61
Total income (loss) from operations	0.99	3.73	1.96	(0.64)	3.32	2.88

Less distributions from:
Net investment income	(0.38)	(0.32)	(0.31)	(0.25)	(0.24)	(0.32)
Net realized gains	(1.35)	(0.98)	(0.90)	(1.53)	(0.87)	(0.56)
Total distributions	(1.73)	(1.30)	(1.21)	(1.78)	(1.11)	(0.88)

Net asset value, end of period	$20.36	$21.10	$18.67	$17.92	$20.34	$18.13
Total return[3]	4.66%	20.83%	11.24%	(3.70)%	18.95%	18.99%

Net assets, end of period (000s)	$16,062	$13,028	$9,625	$10,914	$13,845	$3,978

Ratios to average net assets:
Gross expenses	0.82%[4,5]	0.90%	0.88%[5]	0.89%[5]	0.99%	1.08%[5]
Net expenses[6,7]	0.78 [4,5]	0.79	0.78 [5]	0.84 [5,8]	0.85 [8]	0.85 [5,8]
Net investment income	1.62 [4]	1.67	1.82	1.49	1.36	1.60

Portfolio turnover rate	25%	38%	58%	67%[9]	47%	53%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2018 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. Prior to August 3, 2015, the expense limitation was 0.95%.

[8]

As a result of a voluntary expense limitation arrangement, effective July 1, 2012 through August 2, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.85%.

[9]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

22	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2018 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class IS Shares[1]	2018[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$21.11	$18.68	$17.94	$20.34	$18.14	$16.13

Income (loss) from operations:
Net investment income	0.16	0.35	0.34	0.31	0.27	0.27
Net realized and unrealized gain (loss)	0.85	3.40	1.62	(0.93)	3.04	2.62
Total income (loss) from operations	1.01	3.75	1.96	(0.62)	3.31	2.89

Less distributions from:
Net investment income	(0.39)	(0.34)	(0.32)	(0.25)	(0.24)	(0.32)
Net realized gains	(1.35)	(0.98)	(0.90)	(1.53)	(0.87)	(0.56)
Total distributions	(1.74)	(1.32)	(1.22)	(1.78)	(1.11)	(0.88)

Net asset value, end of period	$20.38	$21.11	$18.68	$17.94	$20.34	$18.14
Total return[3]	4.74%	20.97%	11.28%	(3.58)%	18.99%	18.98%

Net assets, end of period (000s)	$806,876	$802,117	$828,654	$730,381	$796,294	$661,174

Ratios to average net assets:
Gross expenses	0.74%[4,5]	0.80%	0.80%	0.80%	0.81%[5]	0.84%[5]
Net expenses[6]	0.70 [4,5,7]	0.70 [7]	0.70 [7]	0.78 [7]	0.81 [5]	0.84 [5]
Net investment income	1.53 [4]	1.76	1.90	1.57	1.40	1.61

Portfolio turnover rate	25%	38%	58%	67%[8]	47%	53%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2018 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.70%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. Prior to August 3, 2015, the expense limitation was 0.85%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2018 Semi-Annual Report	23

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Diversified US Large Cap Value Fund (formerly Legg Mason BW Diversified Large Cap Value Fund) (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Effective December 29, 2017, the Fund normally invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, if any, in issuers domiciled, or having their principal activities, in the United States, at the time of investment or other instruments with similar economic characteristics. In addition, the Fund normally invests at least 80% of its net assets in equity securities of large capitalization companies. The Fund’s 80% investment policies may be changed by the Board of Trustees upon 60 days’ prior notice to shareholders.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the

24	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2018 Semi-Annual Report

value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2018 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common stocks†	$844,390,995	—	—	$844,390,995
Short-term investments†	5,299,149	—	—	5,299,149
Total investments	$849,690,144	—	—	$849,690,144

†	See Schedule of Investments for additional detailed categorizations.

(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

26	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2018 Semi-Annual Report

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2018 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2017, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Brandywine Global Investment Management, LLC (“Brandywine Global”) is the Fund’s subadviser. LMPFA and Brandywine Global are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, effective December 1, 2017, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $5 billion	0.650%
Next $5 billion	0.600
Over $10 billion	0.550

Prior to December 1, 2017, the Fund paid an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.750%
Next $1 billion	0.725
Next $3 billion	0.700
Next $5 billion	0.675
Over $10 billion	0.650

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. LMPFA pays Brandywine Global monthly 90% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class A2, Class C, Class R, Class I and Class IS

28	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2018 Semi-Annual Report

shares did not exceed 1.15%, 1.35%, 1.90%, 1.40%, 0.80% and 0.70%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

As a result of voluntary expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class A2, Class C and Class R shares did not exceed 1.10%, 1.30%, 1.85% and 1.35%, respectively. These arrangements are expected to continue until December 31, 2019, but may be terminated at any time by LMPFA.

During the six months ended March 31, 2018, fees waived and/or expenses reimbursed amounted to $169,454.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at March 31, 2018, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class A2	Class C	Class R	Class I	Class IS
Expires September 30, 2018	$2,697	—	—	—	$928	$151,436
Expires September 30, 2019	1,335	—	$236	$16	10,956	868,971
Expires September 30, 2020	1,048	$13,138	666	13	11,527	876,512
Expires September 30, 2021	240	4,636	134	6	5,259	158,623
Total fee waivers/expense reimbursements subject to recapture	$5,320	$17,774	$1,036	$35	$28,670	$2,055,542

For the six months ended March 31, 2018, LMPFA recaptured $269, $16,971, $629, $15, $6,401 and $559 for Class A, A2, C, R, I and IS shares, respectively.

Legg Mason Investor Services, LLC (‘‘LMIS’’), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A and Class A2 shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A and Class A2 shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A and Class A2

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2018 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended March 31, 2018, LMIS and its affiliates retained sales charges of $461 and $17,390 on sales of the Fund’s Class A and Class A2 shares, respectively. In addition, for the six months ended March 31, 2018, CDSCs paid to LMIS and its affiliates were:

	Class A	Class A2	Class C
CDSCs	—	$6	—

Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected one or more funds managed by affiliates of Legg Mason in which his or her deferred trustee’s fees were deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan. In May 2015, the Board of Trustees approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

As of March 31, 2018, Legg Mason and its affiliates owned 36% of the Fund.

3. Investments

During the six months ended March 31, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$218,598,367
Sales	237,902,062

At March 31, 2018, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$629,933,610	$228,111,837	$(8,355,303)	$219,756,534

4. Derivative instruments and hedging activities

During the six months ended March 31, 2018, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class A2, Class C and Class R shares calculated at the annual rate of 0.25%, 0.25%, 1.00% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

30	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2018 Semi-Annual Report

For the six months ended March 31, 2018, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class A	$1,763		$690
Class A2	29,359		19,718
Class C	2,461	[1]	267
Class R	90		11
Class I	—		5,915
Class IS	—		826
Total	$33,673		$27,427

[1]	Amount shown is exclusive of expense reimbursements. For the six months ended March 31, 2018, the service and/or distribution fees reimbursed amounted to $556 for Class C shares.

For the six months ended March 31, 2018, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$240
Class A2	4,636
Class C	690
Class R	6
Class I	5,259
Class IS	158,623
Total	$169,454

6. Distributions to shareholders by class

	Six Months Ended March 31, 2018	Year Ended September 30, 2017
Net Investment Income:
Class A	$16,417	$15,619
Class A2	324,381	211,296
Class C	5,605	1,373
Class R	176	138
Class I	253,373	165,821
Class IS	14,547,362	14,605,763
Total	$15,147,314	$15,000,010

Net Realized Gains:
Class A	$69,629	$58,297
Class A2	1,421,672	812,102
Class C	38,458	16,654
Class R	914	628
Class I	903,293	503,685
Class IS	49,866,169	42,388,859
Total	$52,300,135	$43,780,225

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2018 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

7. Shares of beneficial interest

At March 31, 2018, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended March 31, 2018		Year Ended September 30, 2017
	Shares	Amount	Shares	Amount
Class A
Shares sold	48,694	$1,029,161	24,799	$491,799
Shares issued on reinvestment	4,141	85,017	3,929	73,916
Shares repurchased	(6,343)	(135,499)	(40,804)	(796,486)
Net increase (decrease)	46,492	$978,679	(12,076)	$(230,771)

Class A2
Shares sold	182,478	$3,850,564	325,878	$6,334,621
Shares issued on reinvestment	85,885	1,746,053	54,874	1,023,398
Shares repurchased	(106,190)	(2,249,083)	(153,658)	(2,988,694)
Net increase	162,173	$3,347,534	227,094	$4,369,325

Class C
Shares sold	1,344	$27,879	14,221	$268,472
Shares issued on reinvestment	2,167	44,063	966	18,027
Shares repurchased	(17,863)	(380,865)	(5,881)	(113,424)
Net increase (decrease)	(14,352)	$(308,923)	9,306	$173,075

Class R
Shares sold	1,748	$36,085	—	—
Shares issued on reinvestment	53	1,090	41	$766
Net increase	1,801	$37,175	41	$766

Class I
Shares sold	1,701,401	$35,617,561	243,792	$4,791,688
Shares issued on reinvestment	41,292	847,297	24,507	460,477
Shares repurchased	(1,571,239)	(33,763,236)	(166,444)	(3,267,218)
Net increase	171,454	$2,701,622	101,855	$1,984,947

Class IS
Shares sold	2,659,510	$56,906,105	3,530,778	$69,204,492
Shares issued on reinvestment	3,139,061	64,413,531	3,033,242	56,994,622
Shares repurchased	(4,187,357)	(89,508,516)	(12,941,651)	(256,786,781)
Net increase (decrease)	1,611,214	$31,811,120	(6,377,631)	$(130,587,667)

32	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2018 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

At its November 2017 meeting, the Fund’s Board of Trustees (the “Board”) approved the continuation of the management agreement (the “Management Agreement”) with Legg Mason Partners Fund Advisor, LLC (the “Manager”) and the subadvisory agreement (the “Subadvisory Agreement”) between the Manager and Brandywine Global Investment Management, LLC (the “Subadviser”). (The Management Agreement and the Subadvisory Agreement are jointly referred to as the “Agreements.”) The trustees who are not “interested persons” of the Fund (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), met on October 11, 2017, with the assistance of their independent legal counsel, to review and evaluate the materials provided by the Manager to assist the Board, and in particular the Independent Trustees, in considering continuation of the Agreements. At such October meeting the Independent Trustees received a presentation from senior Fund management and reviewed the information provided, as well as a memorandum from their independent legal counsel. The Independent Trustees further discussed continuation of the Agreements in an executive session with independent legal counsel on November 1, 2017. The Board, including the Independent Trustees, at its November 2017 meeting, reviewed and evaluated the materials, including supplemental materials, provided to assist the Board in considering continuation of the Agreements.

In voting to approve continuation of the Agreements, the Board, including the Independent Trustees, considered whether continuation of the Agreements would be in the best interests of the Fund. No single factor or item of information reviewed by the Board was identified as the principal factor in determining whether to approve the Agreements. Based upon its evaluation of all material factors, including those described below, the Board concluded that the terms of each of the Agreements are reasonable and fair and that it was in the best interests of the Fund to approve continuation of the Agreements.

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser, under the Management Agreement and Subadvisory Agreement, respectively. The Board also considered the Manager’s supervisory activities over the Subadviser. In addition, the Board received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager and its affiliates. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Subadviser and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge and familiarity gained as Board members of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services.

BrandywineGLOBAL — Diversified US Large Cap Value Fund	33

Board approval of management and subadvisory agreements (unaudited) (cont’d)

The Board reviewed the qualifications, backgrounds and responsibilities of the senior personnel serving the Fund and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the financial strength of the Manager’s parent organization, Legg Mason, Inc.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the Subadviser’s brokerage policies and practices, the standards applied in seeking best execution, the policies and practices regarding soft dollar usage and the existence of quality controls applicable to brokerage allocation procedures.

The Board received and reviewed performance information for the Fund and for a group of funds (the “Performance Universe”) selected by Broadridge, an independent provider of investment company data. The Board was provided a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in the Performance Universe. The Broadridge data also included a comparison of the Fund’s performance to the Fund’s designated benchmark. The Board noted that although useful, the data provided by Broadridge may vary depending on the end dates selected and the selection of a peer group. In addition, the trustees noted that they also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its Performance Universe and benchmark, as well as other performance measures, such as Morningstar rankings, and had met with the Fund’s portfolio managers at in-person meetings during the year.

The Board noted the Fund’s performance for the one-, three- and five-year periods ended June 30, 2017 placed the Fund’s Class IS Shares in the second, first and third quintiles, respectively (the first quintile being the best performers and the fifth quintile being the worst performers). The Board noted that its evaluation of the factors of the nature, extent and quality of services and investment performance led it to conclude that, with respect to these factors, it was in the best interests of the Fund to approve continuation of the Agreements.

The Board reviewed and considered the contractual management fee, as proposed to be revised (the “Contractual Management Fee”), payable by the Fund to the Manager in light of the nature, extent and quality of the management and advisory services provided by the Manager and the Subadviser, respectively. The Board reviewed the subadvisory fee, noting that the Manager, and not the Fund, pays the fee to the Subadviser. In addition, the Board reviewed and considered the actual management fee rate (after taking into account fees waived and expense reimbursements by the Manager which partially reduced the management fee owed to the Manager under the Management Agreement) (the “Actual Management Fee”) under the revised Management Agreement. The Board also considered that the contractual expense cap had been extended to December 31, 2019.

34	BrandywineGLOBAL — Diversified US Large Cap Value Fund

The Board also reviewed information regarding the fees the Manager and the Subadviser charged any of their U.S. clients that were included in the same performance composite as the Fund including, where applicable, separate accounts and subadvisory relationships with unaffiliated registered investment companies. The Manager reviewed with the Board the significant differences in the scope of services provided to the Fund and to such other clients, and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers, including the Subadviser. The Board considered the fee comparisons in light of the scope of services required to manage these different types of accounts.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and the Fund’s overall expense ratio with those of a group of funds selected by Broadridge as comparable to the Fund and with a broader universe of funds also selected by Broadridge. With respect to the Fund, the Board noted that for the Class IS Shares the Contractual Management Fees, before revision, were higher than median (fifth quintile), but after revision were second quintile, the Actual Management Fees were lower than median (second quintile) and actual expense ratios were lower than the expense group median (first quintile) and average and were lower than the Broadridge expense universe median. The Board also reviewed the expense ratios for Class IS Shares, both with and without the revised fee schedule.

The Board was provided an overview of the process followed in conducting the profitability study and received a report on the profitability of Legg Mason in providing services to the Fund, based on financial information and business data for the 12 months ended March 31, 2017 and 2016, which corresponds to Legg Mason’s fiscal year end. The Board also received certain information showing historical profitability for fiscal years 2013 through 2017. The Board noted that in a prior year it had received a report by an independent consultant regarding its assessment of the methodologies used by Legg Mason for its profitability study and that Legg Mason detailed its changes in methodology from those used in 2016. The Board considered the profitability study along with the other materials previously provided to the Board and determined that the profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets have grown and whether the Fund has appropriately benefited from any economies of scale. Among other information, the Board reviewed management fee reductions due to waivers during the Manager’s 2015 through 2017 fiscal years and the existence of breakpoints. Given the asset size of the Fund and the complex and the revised breakpoints, the Board concluded that any economies of scale currently being realized were appropriately being reflected in the Actual Management Fee paid by the Fund.

BrandywineGLOBAL — Diversified US Large Cap Value Fund	35

Board approval of management and subadvisory agreements (unaudited) (cont’d)

The Board considered other benefits received by the Manager and its affiliates as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. The Board also considered the information provided by the Manager regarding amounts received by the Fund’s distributor and intermediary arrangements.

In light of the structure of the fees, the costs of providing investment management and other services to the Fund, the Manager’s ongoing commitment to the Fund and the ancillary benefits received, the Board concluded that the Management Fees were reasonable.

After evaluation of all material factors, the Board concluded that the continuation of each Agreement, with the revision to the fee schedule to the Management Agreement, is in the best interests of the Fund.

36	BrandywineGLOBAL — Diversified US Large Cap Value Fund

BrandywineGLOBAL —

Diversified US Large Cap Value Fund

Trustees

Ruby P. Hearn

Arnold L. Lehman

Chairman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Brandywine Global Investment Management, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon (“BNY”)*

*	Effective April 9, 2018, BNY became custodian.

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

BrandywineGLOBAL — Diversified US Large Cap Value Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

BrandywineGLOBAL — Diversified US Large Cap Value Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of BrandywineGlobal — Diversified US Large Cap Value Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before you invest.

www.leggmason.com

© 2018 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2018 Legg Mason Investor Services, LLC Member FINRA, SIPC

LMFX013521 5/18 SR18-3325

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 21, 2018

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	May 21, 2018